Changes in Accounting Policies, Estimates and Disclosures (Details) - Schedule of balance sheet $ in Millions	Dec. 31, 2021 CLP ($)
Reported Balance [Member]
ASSETS
Cash and due from banks	$ 3,713,734
Transactions in the course of collection	326,446
Derivative instruments	2,983,298
Financial assets held-for-trading	3,876,695
Financial assets held-for-trading at fair value through profit and loss:
Derivative financial instruments
Debt financial instruments
Others
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income:
Debt financial instruments	3,054,809
Equity instruments	6,365
Derivative financial instruments for hedging purposes
Financial assets at amortized cost:
Rights by resale agreements and securities lending	64,365
Debt financial instruments	839,744
Loans and advances to Banks	1,529,751
Loans to customers - Commercial loans	19,353,491
Loans to customers - Residential mortgage loans	10,307,542
Loans to customers - Consumer loans	3,931,344
Investments in other companies	46,923
Intangible assets	105,942
Property and equipment	222,320
Right-of-use assets	100,188
Current tax assets
Deferred tax assets	276,400
Other assets	674,115
Non-current assets and disposal groups held for sale
Investments properties	12,476
TOTAL ASSETS	51,425,948
LIABILITIES
Transactions in the course of payments	210,479
Obligations under repurchase agreements	95,009
Derivative instruments	2,773,476
Financial liabilities held for trading at fair value through profit or loss:
Derivative financial instruments
Others
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes
Financial liabilities at amortized cost:
Current accounts and other demand deposits	18,542,791
Saving accounts and time deposits	9,140,006
Obligations by repurchase agreements and securities lending
Borrowings from financial institutions	4,861,865
Debt financial instruments issued	9,478,905
Other financial obligations	274,618
Lease liabilities	95,670
Debt financial instruments issued for regulatory capital purposes
Provisions
Provision for dividends	237,877
Provisions for contingent loan credit risk	93,049
Other provisions	958
Currents tax liabilities	112,283
Deferred tax liabilities
Employee benefits	106,963
Other liabilities	583,027
Liabilities included in disposal groups held for sale
TOTAL LIABILITIES	46,606,976
EQUITY
Capital	2,418,833
Reserves	904,059
Accumulated other comprehensive income	41,617
Retained earnings:
Retained earnings from previous periods	636,023
Income for the year	1,056,316
Less: Provision for dividends	(237,877)
Non-controlling interest	1
TOTAL EQUITY	4,818,972
TOTAL LIABILITIES AND EQUITY	51,425,948
Reclassifications [Member]
ASSETS
Cash and due from banks
Transactions in the course of collection
Derivative instruments	(2,983,298)	[1]
Financial assets held-for-trading	(3,876,695)	[2]
Financial assets held-for-trading at fair value through profit and loss:
Derivative financial instruments	2,705,496	[1]
Debt financial instruments	3,737,942	[2]
Others	138,753	[2]
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income:
Debt financial instruments
Equity instruments
Derivative financial instruments for hedging purposes	277,802	[1]
Financial assets at amortized cost:
Rights by resale agreements and securities lending
Debt financial instruments
Loans and advances to Banks
Loans to customers - Commercial loans
Loans to customers - Residential mortgage loans
Loans to customers - Consumer loans
Investments in other companies
Intangible assets
Property and equipment
Right-of-use assets
Current tax assets
Deferred tax assets
Other assets	(7,004)	[3],[4]
Non-current assets and disposal groups held for sale	19,480	[3]
Investments properties	(12,476)	[4]
TOTAL ASSETS
LIABILITIES
Transactions in the course of payments
Obligations under repurchase agreements	(95,009)	[5]
Derivative instruments	(2,773,476)	[1]
Financial liabilities held for trading at fair value through profit or loss:
Derivative financial instruments	2,772,780	[1]
Others
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes	696	[1]
Financial liabilities at amortized cost:
Current accounts and other demand deposits
Saving accounts and time deposits
Obligations by repurchase agreements and securities lending	95,009	[5]
Borrowings from financial institutions
Debt financial instruments issued	(917,510)	[6]
Other financial obligations	(24,613)	[7]
Lease liabilities
Debt financial instruments issued for regulatory capital purposes	917,510	[6]
Provisions
Provision for dividends
Provisions for contingent loan credit risk
Other provisions	35,937	[8]
Currents tax liabilities
Deferred tax liabilities
Employee benefits
Other liabilities	(11,324)	[7]
Liabilities included in disposal groups held for sale
TOTAL LIABILITIES
EQUITY
Capital
Reserves
Accumulated other comprehensive income
Retained earnings:
Retained earnings from previous periods
Income for the year
Less: Provision for dividends
Non-controlling interest
TOTAL EQUITY
TOTAL LIABILITIES AND EQUITY
New Balance [Member]
ASSETS
Cash and due from banks	3,713,734
Transactions in the course of collection	326,446
Derivative instruments
Financial assets held-for-trading
Financial assets held-for-trading at fair value through profit and loss:
Derivative financial instruments	2,705,496
Debt financial instruments	3,737,942
Others	138,753
Non-trading financial assets mandatorily measured at fair value through profit or loss
Financial assets at fair value through profit or loss
Financial assets at fair value through other comprehensive income:
Debt financial instruments	3,054,809
Equity instruments	6,365
Derivative financial instruments for hedging purposes	277,802
Financial assets at amortized cost:
Rights by resale agreements and securities lending	64,365
Debt financial instruments	839,744
Loans and advances to Banks	1,529,751
Loans to customers - Commercial loans	19,353,491
Loans to customers - Residential mortgage loans	10,307,542
Loans to customers - Consumer loans	3,931,344
Investments in other companies	46,923
Intangible assets	105,942
Property and equipment	222,320
Right-of-use assets	100,188
Current tax assets
Deferred tax assets	276,400
Other assets	667,111
Non-current assets and disposal groups held for sale	19,480
Investments properties
TOTAL ASSETS	51,425,948
LIABILITIES
Transactions in the course of payments	210,479
Obligations under repurchase agreements
Derivative instruments
Financial liabilities held for trading at fair value through profit or loss:
Derivative financial instruments	2,772,780
Others
Financial liabilities designated as at fair value through profit or loss
Derivative Financial Instruments for hedging purposes	696
Financial liabilities at amortized cost:
Current accounts and other demand deposits	18,542,791
Saving accounts and time deposits	9,140,006
Obligations by repurchase agreements and securities lending	95,009
Borrowings from financial institutions	4,861,865
Debt financial instruments issued	8,561,395
Other financial obligations	250,005
Lease liabilities	95,670
Debt financial instruments issued for regulatory capital purposes	917,510
Provisions
Provision for dividends	237,877
Provisions for contingent loan credit risk	93,049
Other provisions	36,895
Currents tax liabilities	112,283
Deferred tax liabilities
Employee benefits	106,963
Other liabilities	571,703
Liabilities included in disposal groups held for sale
TOTAL LIABILITIES	46,606,976
EQUITY
Capital	2,418,833
Reserves	904,059
Accumulated other comprehensive income	41,617
Retained earnings:
Retained earnings from previous periods	636,023
Income for the year	1,056,316
Less: Provision for dividends	(237,877)
Non-controlling interest	1
TOTAL EQUITY	4,818,972
TOTAL LIABILITIES AND EQUITY	$ 51,425,948

[1]	The assets and liabilities “Derivative instruments” are separated into “Derivative financial instruments held for trading at fair value through profit or loss” and “Derivative Financial Instruments for hedging purposes”.
[2]	Debt financial instruments and mutual funds were reclassified from “Financial assets held-for-trading” to “Financial assets held-for-trading at fair value through profit or loss”.
[3]	Investment in Nexus S.A and assets received in lieu of payment were reclassified from “Other assets” to “Non-current assets and disposal groups held for sale”.
[4]	Investment properties were reclassified from “Investment properties” to “Other assets”.
[5]	Short sales of shares were reclassified from “Obligations under repurchase agreements” to “Obligations by repurchase agreements and securities lending at amortized cost”.
[6]	Subordinated bonds were reclassified from “Debt financial instruments issued” to “Debt financial instruments issued for regulatory capital purposes”.
[7]	Suppliers of goods for leasing were reclassified from “Other financial obligations” to “Other liabilities”.
[8]	Loyalty provision were reclassified from “Other Liabilities” to “Other provisions”.